CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parentheticals) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited)
Tax on Comprehensive income (loss)	$ 0	$ 0